File Nos. 2-49073
                                                                    811-2410
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     Pre-Effective Amendment No.                                      [__]


     Post-Effective Amendment No. 81                                  [X]



                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]


     Amendment No. 81                                                 [X]



                      (Check appropriate box or boxes.)

                         DREYFUS LIQUID ASSETS, INC.
             (Exact Name of Registrant as Specified in Charter)


          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York          10166
          (Address of Principal Executive Offices)     (Zip Code)

     Registrant's Telephone Number, including Area Code: (212) 922-6000

                            Mark N. Jacobs, Esq.
                               200 Park Avenue
                          New York, New York 10166
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b)
     ----

      X   on May 1, 1999 pursuant to paragraph (b)
     ----

          60 days after filing pursuant to paragraph (a)(i)
     ----

          on     (date)      pursuant to paragraph (a)(i)
     ----

          75 days after filing pursuant to paragraph (a)(ii)
     ----
          on     (date)      pursuant to paragraph (a)(ii) of Rule 485
     ----

If appropriate, check the following box:

               this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
     ----


Dreyfus Liquid Assets, Inc.

Investing in high-quality money market securities for current income, safety of principal and liquidity

PROSPECTUS May 1, 1999

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 Contents

                                  THE FUND
----------------------------------------------------

                             2    Goal/Approach

                             3    Main Risks

                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

                             8    Account Policies

                            11    Distributions and Taxes

                            12    Services for Fund Investors

                            14    Instructions for Regular Accounts

                            16    Instructions for IRAs

                                  FOR MORE INFORMATION
-------------------------------------------------------------------------------

                                  Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

The Fund

Dreyfus Liquid Assets, Inc.
                                               --------------------------------

Ticker Symbol: DLAXX

GOAL/APPROACH

The fund seeks as high a level of current income as is consistent with the preservation of capital. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00.

The fund invests in a diversified portfolio of high-quality, short-term debt securities, including:

(pound)  securities issued or guaranteed by the U.S.
         government or its agencies or instrumentalities

(pound) certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by U.S. banks or London branches of U.S. banks

(pound)  repurchase agreements

(pound)  asset-backed securities

(pound) commercial paper and other short-term corporate obligations of U.S. issuers

Normally, the fund invests at least 25% of its net assets in bank obligations.

MORE INFORMATION ON THE FUND CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

(pound) maintain an average dollar-weighted portfolio maturity of 90 days or less

(pound) buy individual securities that have remaining maturities of 13 months or less

(pound)  invest only in high-quality, dollar-denominated obligations





<PAGE 2>

MAIN RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

(pound) interest rates could rise sharply, causing the value of the fund's securities, and share price, to drop

(pound) any of the fund's holdings could have its credit rating downgraded or could default

(pound) the risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry

(pound)  the risks generally associated with
         dollar-denominated securities issued by London branches of U.S. banks, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest


Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

The Fund



<PAGE 3>

PAST PERFORMANCE


The tables below show some of the risks of investing in the fund. The first table shows the changes in the fund's performance from year to year. The second table averages performance over time. Both tables assume reinvestment of dividends and distributions. As with all mutual funds, the past is not a prediction of the future.



                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

9.07   7.99   5.87   3.47   2.64   3.53   5.45   4.91   5.04   4.97
89     90     91     92     93     94     95     96     97     98

BEST QUARTER:                                 Q2 '89         +2.36%

WORST QUARTER:                                Q3 '93         +0.64%



                        The fund's 7-day yield on 12/31/98 was 4.50%. For the fund's current yield, call toll-free 1-800-645-6561.
                        --------------------------------------------------------


Average annual total return AS OF 12/31/98
                                                                              1 Year               5 Years            10 Years
                                    --------------------------------------------------------------------------------------------

FUND                                                                            4.97%               4.78%             5.28%

What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.






<PAGE 4>

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.47%

Shareholder services fee                                                  0.13%

Other expenses                                                            0.15%
                        --------------------------------------------------------

TOTAL                                                                     0.75%
                        --------------------------------------------------------

Expense example
1 Year                                               3 Years                    5 Years                  10 Years
                        ---------------------------------------------------------------------------------------
$77                                                  $240                       $417                      $930

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the fund's portfolio and assisting in all aspects of the fund's operations.


For the fiscal year ended December 31, 1998, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.46%, reducing total expenses from 0.75% to 0.74%. This waiver is voluntary and may be terminated at any time.



SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse Dreyfus Service Corporation for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund





<PAGE 5>

MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $120 billion in over 160 mutual fund portfolios. The fund pays Dreyfus an annual management fee of 0.47% of the fund's average net assets. For the fiscal year ended December 31, 1998, Dreyfus waived or reimbursed a portion of its management fee so that the net fee paid by the fund was 0.74%. Dreyfus is the primary mutual fund business of Mellon Bank Corporation, a broad-based financial services company with a bank at its core. With more than $389 billion of assets under management and $1.9 trillion of assets under administration and custody, Mellon provides a full range of banking, investment and trust products and services to individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


Dreyfus has a personal securities trading policy (the "Policy") which restricts the personal securities transactions of its employees. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund. Dreyfus portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the fund(s) they advise.



Concepts to understand

YEAR 2000 ISSUES: the fund could be adversely affected if the computer systems used by Dreyfus and the fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000.

Dreyfus is working to avoid year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.


<PAGE 6>

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                                                                YEAR ENDED DECEMBER 31,
                                                          1998            1997             1996            1995            1994
-------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)


Net asset value, beginning of period                      1.00            1.00             1.00            1.00            1.00

Investment operations:

      Investment income -- net                            .049            .049             .048            .053            .035

Distributions:

      Dividends from investment
      income -- net                                      (.049)          (.049)           (.048)          (.053)          (.035)

Net asset value, end of period                            1.00            1.00             1.00            1.00            1.00

Total return (%)                                          4.97            5.04             4.91            5.45            3.53
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average
net assets (%)                                             .74             .74              .76             .79             .76

Ratio of net investment income
to average net assets (%)                                 4.85            4.92             4.76            5.33            3.49

Decrease reflected in above
expense ratios due to
actions by Dreyfus (%)                                     .01             .01              .02              --              --
--------------------------------------------------------------------------------------------------------------------------------

Net assets,
end of period ($ x 1,000)                            5,384,532       4,566,292        4,714,699       4,459,938       4,863,374


The Fund



<PAGE 7>

Your Investment

ACCOUNT POLICIES

Buying shares

YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange or the fund's transfer agent is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed for the fund to be able to price its shares at $1.00 per share.
                        --------------------------------------------------------

Minimum investments

                                                Initial      Additional
                        --------------------------------------------------------

REGULAR ACCOUNTS                                $2,500       $100
                                                             $500 FOR
                                                             TELETRANSFER
INVESTMENTS

TRADITIONAL IRAS                                $750         NO MINIMUM

SPOUSAL IRAS                                    $750         NO MINIMUM

ROTH IRAS                                       $750         NO MINIMUM

EDUCATION IRAS                                  $500         NO MINIMUM
                                                             AFTER THE FIRST
YEAR

DREYFUS AUTOMATIC                               $100         $100
INVESTMENT PLANS

                        All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum TeleTransfer purchase is $150,000 per day.


Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.







<PAGE 8>

Selling shares


YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.



BEFORE SELLING OR WRITING A CHECK FOR RECENTLY PURCHASED SHARES, please note that if the fund has not yet collected payment for the shares you are selling, it may delay sending the proceeds for up to eight business days or until it has collected payment.
                        --------------------------------------------------------

Limitations on selling shares by phone

Proceeds
sent by                                   Minimum       Maximum
                        --------------------------------------------------------

CHECK                                     NO MINIMUM    $150,000 PER DAY

WIRE                                      $1,000        $250,000 FOR JOINT
ACCOUNTS
                                                        EVERY 30 DAYS

TELETRANSFER                              $500          $250,000 FOR JOINT
ACCOUNTS
                                                        EVERY 30 DAYS


Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

(pound) amounts of $1,000 or more on accounts whose address has been changed within the last 30 days

(pound)  requests to send the proceeds to a different  payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Your Investment



<PAGE 9>

ACCOUNT POLICIES (CONTINUED)

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

(pound) change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

(pound)  change its minimum investment amounts

(pound) delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).




Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.



<PAGE 10>


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income every day the New York Stock Exchange or the fund's transfer agent is open, and distributes any net securities gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, dividends paid by the fund will be taxable to U.S. shareholders as ordinary income.

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Concepts to understand


DIVIDENDS AND DISTRIBUTIONS: income or interest paid by the fund's portfolio investments and passed on to fund shareholders. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.




Your Investment



<PAGE 11>

SERVICES FOR FUND INVESTORS

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application or by calling 1-800-645-6561.
                        --------------------------------------------------------

For investing

DREYFUS AUTOMATIC                             For making automatic investments
ASSET BUILDER((reg.tm))                       from a designated bank account.

DREYFUS PAYROLL                               For making automatic investments
SAVINGS PLAN                                  through a payroll deduction.

DREYFUS GOVERNMENT                            For making automatic investments
DIRECT DEPOSIT                                from your federal employment,
PRIVILEGE                                     Social Security or other regular
                                              federal government check.

DREYFUS DIVIDEND                              For automatically reinvesting the
SWEEP                                         dividends and distributions from
                                              one Dreyfus fund into another
                                              (not available for IRAs).
                        --------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                                 For making regular exchanges
EXCHANGE PRIVILEGE                            from one Dreyfus fund into
                                              another.
                        --------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC                             For making regular withdrawals
WITHDRAWAL PLAN                               from most Dreyfus funds.


Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Our experienced financial consultants can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.






<PAGE 12>

Checkwriting privilege

YOU MAY WRITE REDEMPTION CHECKS against your account in amounts of $500 or more. These checks are free; however, a fee will be charged if you request a stop payment or if the transfer agent cannot honor a redemption check due to insufficient funds or another valid reason. Please do not postdate your checks or use them to close your account.

                        Exchange privilege

YOU CAN EXCHANGE $500 OR MORE from one Dreyfus fund into another (no minimum for retirement accounts). You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up TeleTransfer on your account by providing bank account information and following the instructions on your application.


24-hour automated account access

YOU CAN EASILY MANAGE YOUR DREYFUS accounts, check your account balances, transfer money between your Dreyfus funds, get price and yield information and much more -- when it's convenient for you.



Retirement plans

Dreyfus offers a variety of retirement plans, including traditional, Roth and Education IRAs. Here's where you call for information:

(pound)  for traditional, rollover, Roth and Education IRAs, call 1-800-645-656

(pound) for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910


Your Investment

<PAGE 13>


 INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.

   Mail your application and a check to:
   The Dreyfus Family of Funds
P.O. Box 9387, Providence, RI 02940-9387


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.

Mail the slip and the check to: The Dreyfus Family of Funds P.O. Box 105, Newark, NJ 07101-0105


           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900051795

   * the fund name

   * your Social Security or tax ID number

   * name(s) of investor(s)

   Call us to obtain an account number. Return your application.


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900051795

* the fund name

* your account number

* name(s) of investor(s)

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELETRANSFER Request TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT Indicate on your application which automatic service(s) you want. Return your application with your investment.

   WITHOUT ANY INITIAL INVESTMENT Check the Dreyfus Step Program option on your application. Return your application, then complete the additional materials when they are sent to you.

ALL SERVICES Call us to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the forms along with any other required materials.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.










<PAGE 14>

TO SELL SHARES

Write a redemption check OR write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").

Mail your request to: The Dreyfus Family of Funds P.O. Box 9671, Providence, RI 02940-9671

WIRE Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be wired to your bank.

TELETRANSFER Be sure the fund has your bank account information on file. Call us to request your transaction. Proceeds will be sent to your bank by electronic check.

CHECK Call us to request your transaction. A check will be sent to the address of record.

DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS FAMILY OF FUNDS

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment



<PAGE 15>

 INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

           In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.

   Mail your application and a check to:
The Dreyfus Trust Company, Custodian P.O. Box 6427, Providence, RI 02940-6427

TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.

Mail in the slip and the check (see "To Open an Account" at left).

           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900051795

* the fund name

* your account number

* name of investor

* the contribution year

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

TELEPHONE CONTRIBUTION Call to request us to move money from a regular Dreyfus account to an IRA (both accounts must be held in the same shareholder name).

           Automatically

   WITHOUT ANY INITIAL INVESTMENT  Call us
to request a Dreyfus Step Program form. Complete and return the form along with your application.

ALL SERVICES Call us to request a form to add an automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

All contributions will count as current year.

           Via the Internet

   COMPUTER Visit the Dreyfus Web site http://www.dreyfus.com and follow the instructions to download an account application.









<PAGE 16>

TO SELL SHARES

Write a redemption check* OR write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required. Mail in your request (see "To Open an Account" at left).

* A redemption check written for a qualified distribution is not subject to TEFRA.


DREYFUS AUTOMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.


  To reach Dreyfus, call toll free in the U.S.

  1-800-645-6561

  Outside the U.S. 516-794-5452

  Make checks payable to:

  THE DREYFUS TRUST COMPANY, CUSTODIAN

  You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

Your Investment



<PAGE 17>

For More Information

                        Dreyfus Liquid Assets, Inc.
                        ----------------------------

                        SEC file number:  811-2410

                        More information on this fund is available free upon request, including the following:

                        Annual/Semiannual Report

                        Describes the fund's performance and lists portfolio holdings.

                        Statement of Additional Information (SAI)

                        Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET Text-only versions of fund documents can be viewed online or downloaded from:

      SEC
      http://www.sec.gov

      DREYFUS
      http://www.dreyfus.com

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-800-SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

(c) 1999 Dreyfus Service Corporation                                  039P0599

___________________________________________________________________________

                         DREYFUS LIQUID ASSETS, INC.

                     STATEMENT OF ADDITIONAL INFORMATION
                                 MAY 1, 1999
___________________________________________________________________________

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Liquid Assets, Inc. (the "Fund"), dated May 1, 1999, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call one of the following numbers:

          Call Toll Free 1-800-645-6561
          In New York City -- Call 1-718-895-1206
          Outside the U.S. -- Call 516-794-5452

     The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.


                              TABLE OF CONTENTS

                                                                   Page

Description of the Fund........................................... B-2
Management of the Fund............................................ B-7
Management Arrangements........................................... B-12
How to Buy Shares................................................. B-15
Shareholder Services Plan......................................... B-17
How to Redeem Shares.............................................. B-17
Shareholder Services.............................................. B-20
Determination of Net Asset Value.................................. B-24
Dividends, Distributions and Taxes................................ B-25
Portfolio Transactions............................................ B-26
Yield Information................................................. B-27
Information About the Fund........................................ B-28
Counsel and Independent Auditors.................................. B-28
Appendix.......................................................... B-29


                           DESCRIPTION OF THE FUND

     The Fund, a Maryland corporation formed on September 6, 1973, commenced operations on January 28, 1974. The Fund is an open-end management investment company, known as a money market mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer.

     The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

     Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares.


Certain Portfolio Securities

     The following information supplements and should be read in conjunction with the Fund's Prospectus.

     U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

     Bank Obligations. The Fund will invest at least 25% of its assets in bank obligations. The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and London branches of domestic banks. With respect to such securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers.

     Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

     Investments in CDs and TDs are limited to domestic banks having total assets in excess of $1 billion and London branches of such domestic banks; investments in bankers' acceptances are limited to domestic banks having total assets in excess of $1 billion. The Fund also is authorized to buy CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the Federal Deposit Insurance Corporation ("FDIC"), provided the Fund purchases any such CD in the principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund would not own more than one such CD per such issuer.

     Both domestic banks and London branches of domestic banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

     As a result of Federal or state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     CDs held by the Fund, other than those issued by banks with less than $1 billion in assets as described above, do not benefit materially, and TDs do not benefit at all, from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund.

     Repurchase Agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or subcustodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

     Commercial Paper. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic corporations, including banks.

     Asset-Backed Securities. The Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

     Illiquid Securities. The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

     Borrowing Money. The Fund is permitted to borrow to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"), which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. The Fund currently intends to borrow money from banks for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made.


Investment Considerations and Risks

     General. The Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund because the Fund usually does not pay brokerage commissions when it purchases short-term debt obligations. The value of the portfolio securities held by the Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

     Bank Securities. To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, and competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

     Foreign Securities. Because the Fund's portfolio may contain securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits, or adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on such securities to investors located outside the country of the issuer.

     Simultaneous Investments. Investment decisions for the Fund are made independently from those of other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.


Investment Restrictions

     The Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 14 are not fundamental policies and can be changed by vote of a majority of the Fund's Board members at any time. The Fund may not:

     1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

     2. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     3. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

     4. Make loans to others, except through the purchase of debt obligations and through repurchase agreements.

     5. Invest more than 15% of its assets in the obligations of any one bank or invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitation. Notwithstanding the foregoing, to the extent required by rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

     6. Invest less than 25% of its assets in obligations issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

     7.   Purchase securities on margin.

     8. Purchase common stocks, preferred stocks, warrants, corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds (except through the purchase of debt obligations referred to in the Prospectus and Statement of Additional Information).

     9. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and in connection with the purchase of securities on a when-issued or forward commitment basis.

     10.  Sell securities short.

     11.  Write or purchase put or call options or combinations thereof.

     12.  Invest in companies for the purpose of exercising control.

     13. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

     14. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.


                           MANAGEMENT OF THE FUND

     The Fund's Board is responsible for the management and supervision of the Fund. The Board approves all significant agreements between the Fund and those companies that furnish services to the Fund. These companies are as follows:


     The Dreyfus Corporation            Investment Adviser
     Premier Mutual Fund Services, Inc. Distributor
     Dreyfus Transfer, Inc.             Transfer Agent
     The Bank of New York               Custodian

     Board members and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below.

Board Members of the Fund

JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the Board of various funds in the Dreyfus Family of Funds. He also is a director of The Noel Group, Inc., a venture capital company (for which, from February 1995 until November 1997, he was Chairman of the Board), The Muscular Dystrophy Association, HealthPlan Services Corporation, a provider of marketing, administrative and risk management services to health and other benefit programs, Carlyle Industries, Inc. (formerly, Belding Heminway, Inc.), a button packager and distributor, Career Blazers, Inc. (formerly, Staffing Resources, Inc.), a temporary placement agency, and Century Business Services, Inc., a provider of various outsourcing functions for small and medium sized companies. For more than five years prior to January 1995, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and, until August 24, 1994, the Fund's distributor. From August 1994 until December 31, 1994, he was a director of Mellon Bank Corporation. He is 55 years old and his address is 200 Park Avenue, New York, New York 10166.


LUCY WILSON BENSON, Board Member. President of Benson and Associates, consultants to business and government. Mrs. Benson is a director of COMSAT Corporation and Logistics Management Institute. She is also a Trustee of the Alfred P. Sloan Foundation, Vice Chairman of the Board of Trustees of Lafayette College, Vice Chairman of the Citizens Network for Foreign Affairs and a member of the Council on Foreign Relations. Mrs. Benson was a director of The Grumman Corporation from 1980 to 1994, and of General RE Corporation from 1990 to 1998. Mrs. Benson served as a consultant to the U.S. Department of State and to SRI International from 1980 to 1981. From 1977 to 1980, she was Under Secretary of State for Security Assistance, Science and Technology.
    She is 71 years old and her address is 46 Sunset Avenue, Amherst, Massachusetts 01002.


DAVID W. BURKE, Board Member.  Chairman of the Broadcasting Board of
    Governors, an independent board within the United States Information Agency, from August 1995 to November 1998. From August 1994 to December 1994, Mr. Burke was a Consultant to the Manager and, from October 1990 to August 1994, he was Vice President and Chief Administrative Officer of the Manager. From 1977 to 1990, Mr. Burke was involved in the management of national television news, as Vice President and Executive Vice President of ABC News, and subsequently as President of CBS News. He is 63 years old and his address is 197 Eighth Street, Charleston, Massachusetts 02109.


MARTIN D. FIFE, Board Member. Chairman of the Board of Magar Inc., a company specializing in financial products and developing early stage companies. In addition, Mr. Fife is Chairman of the Board and Chief Executive Officer of Skysat Communication Network Corporation, a company developing telecommunications systems. Mr. Fife also serves on the boards of various other companies. He is 72 years old and his address is 405 Lexington Avenue, New York, New York 10174.


WHITNEY I. GERARD, Board Member.  Partner of the New York City law firm of
    Chadbourne & Parke.  He is 64 years old and his address is 30
    Rockefeller Plaza, New York, New York 10112.


ARTHUR A. HARTMAN, Board Member.  Senior consultant with APCO Associates
    Inc. From 1981 to 1987, he was United States Ambassador to the former Soviet Union. He is also a director of the ITT Hartford Insurance Group, Ford Meter Box Corporation, Lawter International and a member of the advisory councils of several other companies, research institutes and foundations. Ambassador Hartman is Chairman of First NIS Regional Fund (ING/Barings Management). He is a former President of the Harvard Board of Overseers. He is 73 years old and his address is 2738 McKinley Street, N.W., Washington, D.C. 20015.


GEORGE L. PERRY, Board Member.  An economist and Senior Fellow at the
    Brookings Institution since 1969. He is co-director of the Brookings Panel on Economic Activity and editor of its journal, The Brookings Papers. He is also a director of the State Farm Mutual Automobile Association, State Farm Life Insurance Company and Federal Realty Investment Trust. He is 65 years old and his address is 1775 Massachusetts Avenue, N.W., Washington, D.C. 20036.


PAUL D. WOLFOWITZ, Board Member.  Dean of The Paul H. Nitze School of
    Advanced International Studies at Johns Hopkins University. From 1989 to 1993, he was Under Secretary of Defense for Policy. From 1986 to 1989, he was the U.S. Ambassador to the Republic of Indonesia. From 1982 to 1986, he was Assistant Secretary of State for East Asian and Pacific Affairs of the Department of State. He is 53 years old and his address is 1740 Massachusetts Avenue, N.W., Washington, D.C. 20036.


     For so long as the Fund's plan described in the section captioned "Shareholder Services Plan" remains in effect, the Board members of the Fund who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Board members who are not "interested persons" of the Fund.

     The Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund and by all other funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation)* for the year ended December 31, 1998, were as follows:



                                                    Total
                                              Compensation from
                           Aggregate            Fund and Fund
Name of Board          Compensation from       Complex Paid to
  Member                     Fund**              Board Members
_____________          _________________      _________________

Joseph S. DiMartino       $11,875             $619,660 (187)

Lucy Wilson Benson         $9,500             $ 77,168 (24)

David W. Burke             $9,500             $233,500 (62)

Martin D. Fife             $9,500             $ 56,000 (15)

Whitney I. Gerard          $9,500             $ 60,250 (15)

Arthur A. Hartman          $9,000             $ 55,750 (15)

George L. Perry            $8,500             $ 51,750 (15)

Paul D. Wolfowitz          $9,000             $ 49,500 (14)

_____________________

* Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves.
** Amount does not include reimbursed expenses for attending Board meetings, which amounted to $11,602 for all Board members as a group.



Officers of the Fund

MARIE E. CONNOLLY, President and Treasurer.  President, Chief Executive
     Officer, Chief Compliance Officer and a director of the Distributor and Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc., and an officer of other investment companies advised or administered by the Manager. She is 41 years old.


MARGARET W. CHAMBERS, Vice President and Secretary. Senior Vice President and General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From August 1996 to March 1998, she was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. She is 39 years old.





STEPHANIE D. PIERCE, Vice President, Assistant Secretary and Assistant
     Treasurer. Vice President and Client Development Manager of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1997 to March 1998, she was employed as a Relationship Manager with Citibank, N.A. From August 1995 to April 1997, she was an Assistant Vice President with Hudson Valley Bank, and from September 1990 to August 1995, she was Second Vice President with Chase Manhattan Bank. She is 30 years old.

MARY A. NELSON, Vice President and Assistant Treasurer. Vice President of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for The Boston Company, Inc. She is 34 years old.


GEORGE A. RIO, Vice President and Assistant Treasurer.  Executive Vice
     President and Client Service Director of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From June 1995 to March 1998, he was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of Business Development for First Data Corporation. From September 1983 to May 1994, he was Senior Vice President and Manager of Client Services and Director of Internal Audit at The Boston Company, Inc. He is 44 years old.


JOSEPH F. TOWER, III, Vice President and Assistant Treasurer.  Senior Vice
     President, Treasurer, Chief Financial Officer and a director of the Distributor and Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 36 years old.


DOUGLAS C. CONROY, Vice President and Assistant Secretary.  Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. He is 30 years old.


CHRISTOPHER J. KELLEY, Vice President and Assistant Secretary.  Vice
     President and Senior Associate General Counsel of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From April 1994 to July 1996, he was Assistant Counsel at Forum Financial Group. He is 34 years old.


KATHLEEN K. MORRISEY, Vice President and Assistant Secretary.  Manager of
     Treasury Services Administration of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From July 1994 to November 1995, she was a Fund Accountant for Investors Bank & Trust Company. She is 26 years old.

ELBA VASQUEZ, Vice President and Assistant Secretary.  Assistant Vice
     President of Funds Distributor, Inc., and an officer of other investment companies advised or administered by the Manager. From March 1990 to May 1996, she was employed by U.S. Trust Company of New York where she held various sales and marketing positions. She is 37 years old.

     The address of each officer of the Fund is 200 Park Avenue, New York, New York 10166.


     The Fund's Board members and officers, as a group, owned less than 1% of the Fund's shares outstanding on April 5, 1999.



                           MANAGEMENT ARRANGEMENTS

     Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets.

     The Manager provides management services pursuant to the Management Agreement (the "Agreement") dated August 24, 1994 with the Fund, which is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was last approved by shareholders on August 4, 1994 and was last approved by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on August 6, 1998. The Agreement is terminable without penalty on 60 days' notice by the Fund's Board, by vote of a majority of the outstanding voting securities of the Fund or by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


     The following persons are officers and/or directors of the Manager:
Christopher M. Condron, Chairman of the Board and Chief Executive Officer; Stephen E. Canter, President, Chief Operating Officer, Chief Investment Officer and a director; Thomas F. Eggers, Vice Chairman--Institutional and a director; Lawrence S. Kash, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman; William
T. Sandalls, Jr., Executive Vice President; Mark N. Jacobs, Vice President, General Counsel and Secretary; Diane P. Durnin, Vice President -- Product Development; Patrice M. Kozlowski, Vice President--Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Andrew S. Wasser, Vice President--Information Systems; Theodore A. Schachar, Vice President; Wendy Strutt, Vice President; Richard Terres, Vice President; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Burton C. Borgelt, Steven G. Elliot, Martin C. McGuinn, Richard W. Sabo and Richard F. Syron, directors.


     The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are Patricia A. Larkin, Bernard Kiernan and Thomas S. Riordan. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

     The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.


     Under the Manager's personal securities trading policy (the "Policy"), the Manager employees must preclear personal transactions in securities not exempt under the Policy. In addition, the Manager employees must report their personal securities transactions and holdings, which are reviewed for compliance with the Policy. In that regard, portfolio managers and other investment personnel also are subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the Policy's preclearance and disclosure procedures, and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.


     All expenses incurred in the Fund's operations are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, registrar, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of investor services (including allocable telephone and personnel expenses), costs of shareholder reports and meetings, costs of maintaining the Fund's existence, costs of printing prospectuses and statements of additional information used for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses.


     As compensation for its services to the Fund, the Fund has agreed to pay the Manager a monthly management fee, as provided in the Agreement, at the following annual rate: 1/2 of 1% of the Fund's average daily net assets up to $1.5 billion; 48/100ths of 1% of such net assets between $1.5 billion and $2 billion; 47/100ths of 1% of such net assets between $2 billion and $2.5 billion; and 45/100ths of 1% of average net assets over $2.5 billion. All fees and expenses are accrued daily and deducted before payment of dividends to investors. The management fees payable by the Fund for the fiscal years ended December 31, 1996, 1997 and 1998 amounted to $21,719,653, $21,984,365 and $23,802,618, respectively; however, the amount payable for the fiscal years ended December 31, 1996, 1997 and 1998 was reduced by $1,079,881, $284,274 and $718,983, respectively, pursuant to undertakings by the Manager in effect, resulting in a net fee paid by the Fund of $20,639,772, $21,700,091 and $23,083,635 for fiscal years 1996, 1997 and
1998, respectively.


     The Manager has agreed that if in any fiscal year the Fund's aggregate expenses, exclusive of taxes, brokerage, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1% of the value of the Fund's average net assets for the fiscal year, the Manager will refund to the Fund, or bear, the excess over 1%. Such expense reimbursement, if any, will be estimated, reconciled and paid on a monthly basis. No expense reimbursement was required as a result of the expense limitation for the fiscal years ended December 31, 1996, 1997 or 1998.

     Distributor. The Distributor, located at 60 State Street, Boston, Massachusetts 02109, serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually.

     The Distributor may pay dealers a fee up to .50% of the amount invested through such dealers in Fund shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs, or (ii) such plan's or program's aggregate investment in the Dreyfus Family or Funds or certain other products made available by the Distributor to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Shares of funds in the Dreyfus Family of Funds then held by Eligible Benefit Plans will be aggregated to determine the fee payable. The Distributor reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it.

     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     The Bank of New York (the "Custodian"), 90 Washington Street, New York, New York 10286, is the Fund's custodian. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transactions charges.


                              HOW TO BUY SHARES

     General. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

     The minimum initial investment is $2,500, or $1,000 if you are a client of a securities dealer, bank or other financial institution which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. The Fund may offer Fund shares without regard to minimum purchase requirements to employees participating in certain qualified or non-qualified employee benefit plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Fund. The Fund may vary further the initial and subsequent investment minimum requirements at any time.

     Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder((reg.tm.)), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect you against loss in a declining market.

     Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day the New York Stock Exchange or the Transfer Agent is open for business. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. See "Determination of Net Asset Value."

     Dreyfus TeleTransfer Privilege. You may purchase shares by telephone if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

     Dreyfus TeleTransfer purchase orders may be made at any time. Purchase orders received by 4:00 p.m., New York time, on any day that the Transfer Agent and the New York Stock Exchange are open for business will be credited to the shareholder's Fund account on the next bank business day following such purchase order. Purchase orders made after 4:00 p.m., New York time, on any day the Transfer Agent and the New York Stock Exchange are open for business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be wired to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TeleTransfer Privilege."

     Transactions Through Securities Dealers. Fund shares may be purchased and redeemed through securities dealers which may charge a transaction fee for such services. Some dealers will place the Fund's shares in an account with their firm. Dealers also may require the following: that the customer invest more than the $1,000 minimum investment; the customer not take physical delivery of stock certificates; the customer not request redemption checks to be issued in the customer's name; fractional shares not be purchased; monthly income distributions be taken in cash; or other conditions.

     There is no sales or service charge by the Fund or the Distributor, although investment dealers, banks and other institutions may make reasonable charges to investors for their services. The services provided and the applicable fees are established by each dealer or other institution acting independently of the Fund. The Fund has been given to understand that these fees may be charged for customer services including, but not limited to, same-day investment of client funds; same-day access to client funds; advice to customers about the status of their accounts, yield currently being paid or income earned to date; provision of periodic account statements showing security and money market positions; other services available from the dealer, bank or other institution; and assistance with inquiries related to their investment. Any such fees will be deducted from your account monthly and on smaller accounts could constitute a substantial portion of the distribution. Small, inactive, long-term accounts involving monthly service charges may not be in the best interest of investors. You should be aware that you may purchase shares of the Fund directly from the Fund without imposition of any maintenance or service charges, other than those already described herein.

     Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                          SHAREHOLDER SERVICES PLAN

     The Fund has adopted a Shareholder Services Plan pursuant to which the Fund reimburses Dreyfus Service Corporation an amount not to exceed an annual rate of .25% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services related to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.

     A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments of the Shareholder Services Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Shareholder Services Plan by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan was last so approved by the Board at a meeting held on August 6, 1998. The Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Shareholder Services Plan.


     For the fiscal year ended December 31, 1998, the Fund was charged $6,647,808 pursuant to the Shareholder Services Plan.




                            HOW TO REDEEM SHARES

     Check Redemption Privilege. The Fund provides Redemption Checks ("Checks") automatically upon opening an account, unless you specifically refuse the Check Redemption Privilege by checking the applicable "No" box on the Account Application. Checks will be sent only to the registered owner(s) of the account and only to the address of record. The Check Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form. The Account Application or Shareholder Services Form must be manually signed by the registered owner(s). Checks are drawn on your Fund account and may be made payable to the order of any person in an amount of $500 or more. When a Check is presented to the Transfer Agent for payment, the Transfer Agent, as your agent, will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the Check. Dividends are earned until the Check clears. After clearance, a copy of the Check will be returned to you. You generally will be subject to the same rules and regulations that apply to checking accounts, although election of this Privilege creates only a shareholder-transfer agent relationship with the Transfer Agent.

     You should date your Checks with the current date when you write them. Please do not postdate your Checks. If you do, the Transfer Agent will honor, upon presentment, even if presented before the date of the Check, all postdated Checks which are dated within six months of presentment for payment, if they are otherwise in good order.

     Checks are free, but the Transfer Agent will impose a fee for stopping payment of a Check upon your request or if the Transfer Agent cannot honor a Check due to insufficient funds or other valid reason. If the amount of the Check is greater than the value of the shares in your account, the Check will be returned marked insufficient funds. Checks should not be used to close an account.

     If you hold shares in a Dreyfus sponsored IRA account, you may be permitted to make withdrawals from your IRA account using checks furnished to you by The Dreyfus Trust Company.

     Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on wire, telephone or letter redemption instructions from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

     If you have access to telegraphic equipment, you may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmissions:

                                 Transfer Agent's
       Transmittal Code          Answer Back Sign

            144295               144295 TSSG PREP

     If you do not have direct access to telegraphic equipment, you may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. You should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.

     To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

     Dreyfus TeleTransfer Privilege. You may request by telephone that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Holders of jointly registered Fund or bank accounts may redeem through the Dreyfus TeleTransfer Privilege for transfer to their bank account not more than $250,000 within any 30-day period. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a wire redemption will be effected as a Dreyfus TeleTransfer transaction through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares-- Dreyfus TeleTransfer Privilege."

     Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request.
Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

     Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission and is a fundamental policy of the Fund which may not be changed without shareholder approval. In the case of requests for redemption in excess of such amount, the Fund's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                            SHAREHOLDER SERVICES

     Fund Exchanges. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

     A. Exchanges for shares of funds offered without a sales load will be made without a sales load.

     B. Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

     D. Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference will be deducted.

     To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

     To request an exchange, you must give exchange instructions to the Transfer Agent in writing or by telephone. The ability to issue exchange instructions by telephone is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using the Telephone Exchange Privilege, you authorize the Transfer Agent to act on telephonic instructions (including over The Dreyfus Touchr automated telephone system) from any person representing himself or herself to be you, and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares issued in certificate form are not eligible for telephone exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase, in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders residing in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     Dreyfus-Automatic Asset Builder((reg.tm.)). Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

     Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.

     Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

     Dreyfus Step Program. The Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-Automatic Asset Builder((reg.tm.)), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time. Investors who wish to purchase Fund shares through the Dreyfus Step Program in conjunction with a Dreyfus-sponsored retirement plan may do so only for IRAs, SEP-IRAs and IRA "Rollover Accounts."

     Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

     A. Dividends and distributions paid by a fund may be invested without imposition of a sales load in shares of other funds offered without a sales load.

     B. Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

     C. Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference will be deducted.

     D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge ("CDSC") and the applicable CDSC, if any, will be imposed upon redemption of such shares.

     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

     Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be exhausted. The Automatic Withdrawal Plan may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which stock certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

     Monthly or Quarterly Distribution Plans. The Distribution Plans permit you to receive monthly or quarterly payments from the Fund consisting of proceeds from the redemption of shares purchased for your account through the automatic reinvestment of dividends declared on your account during the preceding month or calendar quarter.

     You may open a monthly or quarterly Distribution Plan by submitting a request to the Transfer Agent. A Plan may be ended at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued must be presented before redemption under the Plan.

     Corporate Pension, Profit-Sharing and Personal Retirement Plans. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, Education IRAs and IRA "Rollover Accounts") and 403(b)(7) Plans. Plan support services also are available.

     Investors who wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

     A fee may be charged by the entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     Shares may be purchased in connection with these plans only by direct remittance to the entity which acts as custodian. Purchases for these plans may not be made in advance of receipt of funds.

     The minimum initial investment for corporate plans, Salary Reduction Plans, 403(b)(7) Plans, and SEP-IRAs, with more than one participant, is $2,500, with no minimum for subsequent purchases. The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum for subsequent purchases.

     You should read the prototype retirement plan and the appropriate form of custodial agreement for further details as to eligibility, service fees and tax implications, and should consult a tax adviser.


                      DETERMINATION OF NET ASSET VALUE

     Amortized Cost Pricing. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Board has established, as a particular responsibility within overall duty of care to the Fund's investors, procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the Fund's price per share as computed for purposes of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available are valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value as determined in good faith by the Board.

     The extent of any deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board. If such deviation exceeds 1/2 of 1%, the Board will consider promptly what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

     New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                     DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management believes that the Fund has qualified for the fiscal year ended December 31, 1998 as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax.

     The Fund ordinarily declares and pays dividends from net investment income on each day the New York Stock Exchange or the Transfer Agent is open for business. The Fund's earnings for Saturdays, Sundays and holidays are paid as dividends on the next business day. Shares begin accruing dividends on the day following the date of purchase.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code.

     Dividends derived from net investment income, together with distributions from net realized short-term securities gain and all or a portion of any gain realized from the sale or other disposition of certain market discount bonds, paid by the Fund to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by the Fund to a foreign investor generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding unless the foreign investor certifies his non-U.S. residency status.


                           PORTFOLIO TRANSACTIONS

     Portfolio securities ordinarily are purchased directly from the issuer or an underwriter or a market maker for the securities. Ordinarily no brokerage commissions are paid by the Fund for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to market makers for the securities may include the spread between the bid and asked price. No brokerage commissions have been paid by the Fund to date.

     Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of shares of the Fund or other funds advised by the Manager or its affiliates.

     Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising the Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.


                              YIELD INFORMATION

     For the seven-day period ended December 31, 1998, the Fund's yield was 4.50% and effective yield was 4.60%. Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding one to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Yields will fluctuate and are not necessarily representative of future results. An investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Fund's price per share is determined.

     From time to time, Fund advertisements may include statistical data or general discussions about the growth and development of Dreyfus Retirement Services (in terms of new customers, assets under management, market share, etc.) and its presence in the defined contribution plan market. From time to time, advertising material for the Fund may include biographical information relating to its portfolio managers and may refer to, or include commentary by a portfolio manager relating to investment strategy, asset growth, current or past business, political, economic or financial conditions and other matters of general interest to investors.

     Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., IBC's Money Fund Report((tm.)), Morningstar, Inc., Bank Rate Monitor((tm.)), N. Palm Beach, Fla. 33408 and other industry publications.


                         INFORMATION ABOUT THE FUND

     In 1973, the Fund was incorporated as a money market mutual fund and it commenced operations in 1974 as the first money market fund to be widely offered on a retail basis. Money market mutual funds have subsequently grown into a multibillion dollar industry.

     Each share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no pre-emptive, subscription or conversion rights and are freely transferable.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of a majority of the Fund's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     To offset the relatively higher costs of servicing smaller accounts, the Fund will charge regular accounts with balances below $2,000 an annual fee of $12. The valuation of accounts and the deductions are expected to take place during the last four months of each year. The fee will be waived for any investor whose aggregate Dreyfus mutual fund investments total at least $25,000, and will not apply to IRA accounts or to accounts participating in automatic investment programs or opened through a securities dealer, bank or other financial institution, or to other fiduciary accounts.

     The Fund sends annual and semi-annual financial statements to all its shareholders.


                      COUNSEL AND INDEPENDENT AUDITORS

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund's Prospectus.

     Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as the independent auditors of the Fund.

                                  APPENDIX

     Description of the highest commercial paper, bond and other short- and long-term rating category assigned by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff"), and Thomson BankWatch, Inc. ("BankWatch").

Commercial Paper and Short-Term Ratings

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     The rating Fitch-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch and indicates the strongest capacity for timely payment of financial commitments.

     The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

     The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

Bond and Long-Term Ratings

     Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest.

     Bonds rated Aaa are judged by Moody's to be of the best quality.

     Bonds rated AAA by Fitch are judged by Fitch to be of the highest credit quality. The AAA rating by Fitch denotes the lowest expectation of credit risk. The AAA rating is assigned by Fitch only in case of exceptionally strong capacity for timely payment of financial commitments; the capacity is highly unlikely to be adversely affected by foreseeable events.


     Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than U.S. Treasury debt.

     Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represent Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

     In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.



                        DREYFUS LIDQUID ASSETS, INC.

                          PART C. OTHER INFORMATION
                          _________________________


Item 23.  Exhibits
_______   __________

     (a) Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Post-Effective Amendment No.76 to the Registration Statement on Form N-1A, filed on March 27, 1996.

     (b) Registrant's By-Laws, as amended, are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A, filed on April 30, 1998.

     (c) Management Agreement is incorporated by reference to Exhibit (5) of Pre-Effective Amendment No. 74 to the Registration Statement on Form N-1A, filed on February 24, 1995.

     (d) Distribution Agreement is incorporated by reference to Exhibit 6(a) of Post-Effective Amendment No. 74, to the Registration Statement on Form N-1A, filed on February 24, 1995.

     (e)  Amended and Restated Custody Agreement is incorporated by reference to
          Exhibit 8(a) of Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A, filed on February 24, 1995.

     (f) Shareholder Services Plan is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A, filed on February 24, 1995.

     (g) Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A, filed on March 27, 1996.


     (i) Financial Data Schedule is incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A, filed on February 26, 1999.


Item 23.  Exhibits. - List (continued)
_______   _____________________________________________________


          Other Exhibits
          ______________

               (a) Powers of Attorney is incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A, filed on February 26, 1999.


               (b) Certificate of Secretary is incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 79 to the Registration on Form N-1A, filed on April 30, 1998.

Item 24.  Persons Controlled by or under Common Control with Registrant.
_______   ______________________________________________________________

          Not Applicable

Item 25.  Indemnification
_______   _______________

        The Statement as to the general effect of any contract, arrangements or statute under which a director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection, is incorporated by reference to
        Item 4 of Part II of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed on February 19, 1982.

        Reference is also made to the Distribution Agreement attached as Exhibit
        (6) of Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A, filed on February 24, 1995.

Item 26.  Business and Other Connections of Investment Adviser.
_______   ____________________________________________________

           The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.


ITEM 26.  Business and Other Connections of Investment Adviser (continued)

          Officers and Directors of Investment Adviser

Name and Position
With Dreyfus                     Other Businesses                               Position Held                    Dates


Christopher M. Condron           Franklin Portfolio Associates, LLC*            Director                         1/97 - Present
Chairman of the Board and
Chief Executive Officer
                                 TBCAM Holdings, Inc.*                          Director                         10/97 - Present
                                                                                President                        10/97 - 6/98
                                                                                Chairman                         10/97 - 6/98

                                 The Boston Company                             Director                         1/98 - Present
                                 Asset Management, LLC*                         Chairman                         1/98 - 6/98
                                                                                President                        1/98 - 6/98

                                 The Boston Company                             President                        9/95 - 1/98
                                 Asset Management, Inc.*                        Chairman                         4/95 - 1/98



                                 Pareto Partners                                Partner Representative           11/95 - 5/97
                                 271 Regent Street
                                 London, England W1R 8PP

                                 Franklin Portfolio Holdings, Inc.*             Director                         1/97 - Present


                                 Certus Asset Advisors Corp.**                  Director                         6/95 -Present




                                 Mellon Capital Management                      Director                         5/95 -Present
                                 Corporation***

                                 Mellon Bond Associates, LLP+                   Executive Committee              1/98 - Present
                                                                                Member

                                 Mellon Bond Associates+                        Trustee                          5/95 -1/98

                                 Mellon Equity Associates, LLP+                 Executive Committee              1/98 - Present
                                                                                Member

                                 Mellon Equity Associates+                      Trustee                          5/95 - 1/98

                                 Boston Safe Advisors, Inc.*                    Director                         5/95 - Present
                                                                                President                        5/95 - Present


                                 Mellon Bank, N.A. +                            Director                         1/99 - Present
                                                                                Chief Operating Officer          3/98 - Present
                                                                                President                        3/98 - Present
                                                                                Vice Chairman                    11/94 - 3/98

                                 Mellon Bank Corporation+                       Chief Operating Officer          1/99 - Present
                                                                                President                        1/99 - Present
                                                                                Director                         1/98 - Present
                                                                                Vice Chairman                    11/94 - 1/99


Christopher M. Condron           The Boston Company, Inc.*                      Vice Chairman                    1/94 - Present
Chairman and Chief                                                              Director                         5/93 - Present
Executive Officer

(Continued)                      Laurel Capital Advisors, LLP+                  Exec. Committee                  1/98 - 8/98
                                                                                Member


                                 Laurel Capital Advisors+                       Trustee                          10/93 - 1/98





                                 Boston Safe Deposit and Trust                  Director                         5/93 -Present
                                 Company*


                                 The Boston Company Financial                   President                        6/89 - Present
                                 Strategies, Inc. *                             Director                         6/89 - Present



Mandell L. Berman                Self-Employed                                  Real Estate Consultant,          11/74 -   Present
Director                         29100 Northwestern Highway                     Residential Builder and
                                 Suite 370                                      Private Investor
                                 Southfield, MI 48034

Burton C. Borgelt                DeVlieg Bullard, Inc.                          Director                         1/93 - Present
Director                         1 Gorham Island
                                 Westport, CT 06880

                                 Mellon Bank Corporation+                       Director                         6/91 - Present

                                 Mellon Bank, N.A. +                            Director                         6/91 - Present

                                 Dentsply International, Inc.                   Director                         2/81 - Present
                                 570 West College Avenue
                                 York, PA


                                 Quill Corporation                              Director                         3/93 - Present
                                 Lincolnshire, IL


Stephen E. Canter                Dreyfus Investment                             Chairman of the Board            1/97 - Present
President, Chief Operating       Advisors, Inc.++                               Director                         5/95 - Present
Officer, Chief Investment                                                       President                        5/95 - Present
Officer, and Director

                                 Newton Management Limited                      Director                         2/99 - Present
                                 London, England

                                 Mellon Bond Associates, LLP+                   Executive Committee              1/99 - Present
                                                                                Member

                                 Mellon Equity Associates, LLP+                 Executive Committee              1/99 - Present
                                                                                Member

                                 Franklin Portfolio Associates, LLC*            Director                         2/99 - Present

                                 Franklin Portfolio Holdings, Inc.*             Director                         2/99 - Present

                                 The Boston Company Asset                       Director                         2/99 - Present
                                 Management, LLC*

                                 TBCAM Holdings, Inc.*                          Director                         2/99 - Present

                                 Mellon Capital Management                      Director                         1/99 - Present
                                 Corporation***


Stephen E. Canter                Founders Asset Management, LLC                 Member, Board of                 12/97 - Present
President, Chief Operating       2930 East Third Ave.                           Managers
Officer, Chief Investment        Denver, CO 80206                               Acting Chief Executive           7/98 - 12/98
Officer, and Director                                                           Officer
(Continued)
                                 The Dreyfus Trust Company+++                   Director                         6/ 95 - Present

Thomas F. Eggers                 Dreyfus Service Corporation++                  Executive Vice President         4/96 - Present
Vice Chairman - Institutional                                                   Director                         9/96 - Present
and Director

                                 Founders Asset Management, LLC                 Member, Board of                 2/99 - Present
                                 2930 East Third Avenue                         Managers
                                 Denver, CO 80206


Steven G. Elliott                Mellon Bank Corporation+                       Senior Vice Chairman             1/99 - Present
Director                                                                        Chief Financial Officer          1/90 - Present
                                                                                Vice Chairman                    6/92 - 1/99
                                                                                Treasurer                        1/90 - 5/98

                                 Mellon Bank, N.A.+                             Senior Vice Chairman             3/98 - Present
                                                                                Vice Chairman                    6/92 - 3/98
                                                                                Chief Financial Officer          1/90 - Present

                                 Mellon EFT Services Corporation                Director                         10/98 - Present
                                 Mellon Bank Center, 8th Floor
                                 1735 Market Street
                                 Philadelphia, PA 19103

                                 Mellon Financial Services                      Director                         1/96 - Present
                                 Corporation #1                                 Vice President                   1/96 - Present
                                 Mellon Bank Center, 8th Floor
                                 1735 Market Street
                                 Philadelphia, PA 19103

                                 Boston Group Holdings, Inc.*                   Vice President                   5/93 - Present

                                 APT Holdings Corporation                       Treasurer                        12/87 - Present
                                 Pike Creek Operations Center
                                 4500 New Linden Hill Road
                                 Wilmington, DE 19808

                                 Allomon Corporation                            Director                         12/87 - Present
                                 Two Mellon Bank Center
                                 Pittsburgh, PA 15259

                                 Collection Services Corporation                Controller                       10/90 - 2/99
                                 500 Grant Street                               Director                         9/88 - 2/99
                                 Pittsburgh, PA 15258                           Vice President                   9/88 - 2/99
                                                                                Treasurer                        9/88 - 2/99

                                 Mellon Financial Company+                      Principal Exec. Officer          1/88 - Present
                                                                                Chief Financial Officer          8/87 - Present
                                                                                Director                         8/87 - Present
                                                                                President                        8/87 - Present

                                 Mellon Overseas Investments                    Director                         4/88 - Present
                                 Corporation+                                   Chairman                         7/89 - 11/97
                                                                                President                        4/88 - 11/97
                                                                                Chief Executive Officer          4/88 - 11/97

                                 Mellon International Investment                Director                         9/89 - 8/97
                                 Corporation+

Steven G. Elliott                Mellon Financial Services                      Treasurer                        12/87 - Present
Director (Continued)             Corporation # 5+

                                 Mellon Financial Markets, Inc.+                Director                         1/99 - Present

                                 Mellon Financial Services                      Director                         1/99 - Present
                                 Corporation #17
                                 Fort Lee, NJ

                                 Mellon Mortgage Company                        Director                         1/99 - Present
                                 Houston, TX

                                 Mellon Ventures, Inc. +                        Director                         1/99 - Present

Lawrence S. Kash                 Dreyfus Investment                             Director                         4/97 - Present
Vice Chairman                    Advisors, Inc.++
And Director

                                 Dreyfus Brokerage Services, Inc.               Chairman                         11/97 - Present
                                 401 North Maple Ave.                           Chief Executive Officer          11/97 - Present
                                 Beverly Hills, CA


                                 Dreyfus Service Corporation++                  Director                         1/95 - 2/99
                                                                                President                        9/96 - 3/99


                                 Dreyfus Precious Metals, Inc.++ +              Director                         3/96 - 12/98
                                                                                President                        10/96 - 12/98

                                 Dreyfus Service                                Director                         12/94 - Present
                                 Organization, Inc.++                           President                        1/97 -  Present



                                 Seven Six Seven Agency, Inc. ++                Director                         1/97 - Present

                                 Dreyfus Insurance Agency of                    Chairman                         5/97 - Present
                                 Massachusetts, Inc.++++                        President                        5/97 - Present
                                                                                Director                         5/97 - Present


                                 The Dreyfus Trust Company+++                   Chairman                         1/97 - 1/99
                                                                                President                        2/97 - 1/99
                                                                                Chief Executive Officer          2/97 - 1/99
                                                                                Director                         12/94 - Present


                                 The Dreyfus Consumer Credit                    Chairman                         5/97 - Present
                                 Corporation++                                  President                        5/97 - Present
                                                                                Director                         12/94 - Present


                                 Founders Asset Management, LLC                 Member, Board of                 12/97 - Present
                                 2930 East Third Avenue                         Managers
                                 Denver, CO. 80206


                                 The Boston Company Advisors,                   Chairman                         12/95 - Present
                                 Inc.                                           Chief Executive Officer          12/95 - Present
                                 Wilmington, DE                                 President                        12/95 - Present



                                 The Boston Company, Inc.*                      Director                         5/93 - Present
                                                                                President                        5/93 - Present

                                 Mellon Bank, N.A.+                             Executive Vice President         6/92 - Present

                                 Laurel Capital Advisors, LLP+                  Chairman                         1/98 - 8/98
                                                                                Executive Committee              1/98 - 8/98
                                                                                Member
                                                                                Chief Executive Officer          1/98 - 8/98
                                                                                President                        1/98 - 8/98


Lawrence S. Kash                 Laurel Capital Advisors, Inc. +                Trustee                          12/91 - 1/98
Vice Chairman                                                                   Chairman                         9/93 - 1/98
And Director (Continued)                                                        President and CEO                12/91 - 1/98



                                 Boston Group Holdings, Inc.*                   Director                         5/93 - Present
                                                                                President                        5/93 - Present

Martin G. McGuinn                Mellon Bank Corporation+                       Chairman                         1/99 - Present
Director                                                                        Chief Executive Officer          1/99 - Present
                                                                                Director                         1/98 - Present
                                                                                Vice Chairman                    1/90 - 1/99

                                 Mellon Bank, N. A. +                           Chairman                         3/98 - Present
                                                                                Chief Executive Officer          3/98 - Present
                                                                                Director                         1/98 - Present
                                                                                Vice Chairman                    1/90 - 3/98

                                 Mellon Leasing Corporation+                    Vice Chairman                    12/96 - Present

                                 Mellon Bank (DE) National                      Director                         4/89 - 12/98
                                 Association
                                 Wilmington, DE

                                 Mellon Bank (MD) National                      Director                         1/96 - 4/98
                                 Association
                                 Rockville, Maryland

                                 Mellon Financial                               Vice President                   9/86  - 10/97
                                 Corporation (MD)
                                 Rockville, Maryland


J. David Officer                 Dreyfus Service Corporation++                  Executive Vice President         5/98 - Present
Vice Chairman                                                                   Director                         3/99 - Present
And Director


                                 Dreyfus Insurance Agency of                    Director                         5/98 - Present
                                 Massachusetts, Inc.++++

                                 Seven Six Seven Agency, Inc.++                 Director                         10/98 - Present

                                 Mellon Residential Funding Corp. +             Director                         4/97 - Present

                                 Mellon Trust of Florida, N.A.                  Director                         8/97 - Present
                                 2875 Northeast 191st Street
                                 North Miami Beach, FL 33180

                                 Mellon Bank, NA+                               Executive Vice President         7/96 - Present

                                 The Boston Company, Inc.*                      Vice Chairman                    1/97 - Present
                                                                                Director                         7/96 - Present

                                 Mellon Preferred Capital                       Director                         11/96 - Present
                                 Corporation*

                                 RECO, Inc.*                                    President                        11/96 - Present
                                                                                Director                         11/96 - Present

                                 The Boston Company Financial                   President                        8/96 - Present
                                 Services, Inc.*                                Director                         8/96 - Present

                                 Boston Safe Deposit and Trust                  Director                         7/96 - Present
                                 Company*                                       President                        7/96 - 1/99




J. David Officer                 Mellon Trust of New York                       Director                         6/96 - Present
Vice Chairman and                1301 Avenue of the Americas
Director (Continued)             New York, NY 10019


                                 Mellon Trust of California                     Director                         6/96 - Present
                                 400 South Hope Street
                                 Suite 400
                                 Los Angeles, CA 90071

                                 Mellon Bank, N.A.+                             Executive Vice President         2/94 - Present

                                 Mellon United National Bank                    Director                         3/98 - Present
                                 1399 SW 1st Ave., Suite 400
                                 Miami, Florida

                                 Boston Group Holdings, Inc.*                   Director                         12/97 - Present

                                 Dreyfus Financial Services Corp. +             Director                         9/96 - Present

                                 Dreyfus Investment Services                    Director                         4/96 - Present
                                 Corporation+

Richard W. Sabo                  Founders Asset Management LLC                  President                        12/98 - Present
Director                         2930 East Third Avenue                         Chief Executive Officer          12/98 - Present
                                 Denver, CO. 80206

                                 Prudential Securities                          Senior Vice President            07/91 - 11/98
                                 New York, NY                                   Regional Director                07/91 - 11/98

Richard F. Syron                 American Stock Exchange                        Chairman                         4/94 - Present
Director                         86 Trinity Place                               Chief Executive Officer          4/94 - Present
                                 New York, NY 10006

Ronald P. O'Hanley               Franklin Portfolio Holdings, Inc.*             Director                         3/97 - Present
Vice Chairman
                                 TBCAM Holdings, Inc.*                          Chairman                         6/98 - Present
                                                                                Director                         10/97 - Present

                                 The Boston Company Asset                       Chairman                         6/98 - Present
                                 Management, LLC*                               Director                         1/98 - 6/98

                                 The Boston Company Asset                       Director                         2/97 - 12/97
                                 Management, Inc. *

                                 Boston Safe Advisors, Inc.*                    Chairman                         6/97 - Present
                                                                                Director                         2/97 - Present

                                 Pareto Partners                                Partner Representative           5/97 - Present
                                 271 Regent Street
                                 London, England W1R 8PP

                                 Mellon Capital Management                      Director                         5/97 -Present
                                 Corporation***

                                 Certus Asset Advisors Corp.**                  Director                         2/97 - Present

                                 Mellon Bond Associates+                        Trustee                          2/97 - Present
                                                                                Chairman                         2/97 - Present

                                 Mellon Equity Associates+                      Trustee                          2/97 - Present
                                                                                Chairman                         2/97 - Present

                                 Mellon-France Corporation+                     Director                         3/97 - Present

Ronald P. O'Hanley               Laurel Capital Advisors+                       Trustee                          3/97 - Present
Vice Chairman (Continued)




Mark N. Jacobs                   Dreyfus Investment                             Director                         4/97 - Present
General Counsel,                 Advisors, Inc.++                               Secretary                        10/77 - 7/98
Vice President, and
Secretary                        The Dreyfus Trust Company+++                   Director                         3/96 - Present

                                 The TruePenny Corporation++                    President                        10/98 - Present
                                                                                Director                         3/96 - Present



                                 Dreyfus Service                                Director                         3/97 - Present
                                 Organization, Inc.++




William H. Maresca               The Dreyfus Trust Company+++                   Director                         3/97 - Present
Controller
                                 Dreyfus Service Corporation++                  Chief Financial Officer          12/98 - Present

                                 Dreyfus Consumer Credit Corp. ++               Treasurer                        10/98 -Present

                                 Dreyfus Investment                             Treasurer                        10/98 - Present
                                 Advisors, Inc. ++

                                 Dreyfus-Lincoln, Inc.                          Vice President                   10/98 - Present
                                 4500 New Linden Hill Road
                                 Wilmington, DE 19808

                                 The TruePenny Corporation++                    Vice President                   10/98 - Present

                                 Dreyfus Precious Metals, Inc. +++              Treasurer                        10/98 - 12/98

                                 The Trotwood Corporation++                     Vice President                   10/98 - Present

                                 Trotwood Hunters Corporation++                 Vice President                   10/98 - Present

                                 Trotwood Hunters Site A Corp. ++               Vice President                   10/98 - Present

                                 Dreyfus Transfer, Inc.                         Chief Financial Officer          5/98 - Present
                                 One American Express Plaza,
                                 Providence, RI 02903

                                 Dreyfus Service                                Assistant  Treasurer             3/93 - Present
                                 Organization, Inc.++

                                 Dreyfus Insurance Agency of                    Assistant Treasurer              5/98 - Present
                                 Massachusetts, Inc.++++

William T. Sandalls, Jr.         Dreyfus Transfer, Inc.                         Chairman                         2/97 - Present
Executive Vice President         One American Express Plaza,
                                 Providence, RI 02903

                                 Dreyfus Service Corporation++                  Director                         1/96 - Present
                                                                                Executive Vice President         2/97 - Present
                                                                                Chief Financial Officer          2/97-12/98

                                 Dreyfus Investment                             Director                         1/96 - Present
                                 Advisors, Inc.++                               Treasurer                        1/96 - 10/98


William T. Sandalls, Jr.         Dreyfus-Lincoln, Inc.                          Director                         12/96 - Present
Executive Vice President         4500 New Linden Hill Road                      President                        1/97 - Present
(Continued)                      Wilmington, DE 19808



                                 Seven Six Seven Agency, Inc.++                 Director                         1/96 - 10/98
                                                                                Treasurer                        10/96 - 10/98

                                 The Dreyfus Consumer                           Director                         1/96 - Present
                                 Credit Corp.++                                 Vice President                   1/96 - Present
                                                                                Treasurer                        1/97 - 10/98

                                 Dreyfus Partnership                            President                        1/97 - 6/97
                                 Management, Inc.++                             Director                         1/96 - 6/97

                                 Dreyfus Service Organization,                  Director                         1/96 - 6/97
                                 Inc.++                                         Executive Vice President         1/96 - 6/97
                                                                                Treasurer                        10/96- Present

                                 Dreyfus Insurance Agency of                    Director                         5/97 - Present
                                 Massachusetts, Inc.++++                        Treasurer                        5/97- Present
                                                                                Executive Vice President         5/97 - Present




Diane P. Durnin                  Dreyfus Service Corporation++                  Senior Vice President -          5/95 - 3/99
Vice President - Product                                                        Marketing and Advertising
Development                                                                     Division


Patrice M. Kozlowski             None
Vice President - Corporate
Communications

Mary Beth Leibig                 None
Vice President -
Human Resources

Theodore A. Schachar             Dreyfus Service Corporation++                  Vice President -Tax              10/96 - Present
Vice President - Tax
                                 Dreyfus Investment Advisors, Inc.++            Vice President - Tax             10/96 - Present

                                 Dreyfus Precious Metals, Inc. +++              Vice President - Tax             10/96 - 12/98

                                 Dreyfus Service Organization, Inc.++           Vice President - Tax             10/96 - Present

Wendy Strutt                     None
Vice President

Richard Terres                   None
Vice President

Andrew S. Wasser                 Mellon Bank Corporation+                       Vice President                   1/95 - Present
Vice-President -
Information Systems

James Bitetto                    The TruePenny Corporation++                    Secretary                        9/98 - Present
Assistant Secretary
                                 Dreyfus Service Corporation++                  Assistant Secretary              8/98 - Present

                                 Dreyfus Investment                             Assistant Secretary              7/98 - Present
                                 Advisors, Inc.++

                                 Dreyfus Service                                Assistant Secretary              7/98 - Present
                                 Organization, Inc.++

Steven F. Newman                 Dreyfus Transfer, Inc.                         Vice President                   2/97 - Present
Assistant Secretary              One American Express Plaza                     Director                         2/97 - Present
                                 Providence, RI 02903                           Secretary                        2/97 - Present

                                 Dreyfus Service                                Secretary                        7/98 - Present
                                 Organization, Inc.++                           Assistant Secretary              5/98 - 7/98



_______________________________
*    The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**   The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***  The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
+    The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++   The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++  The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++ The address of the business so indicated is 53 State Street, Boston, Massachusetts 02109.


Item 27.  Principal Underwriters
________  ______________________

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

     1)     Comstock Partners Funds, Inc.
     2)     Dreyfus A Bonds Plus, Inc.
     3)     Dreyfus Appreciation Fund, Inc.
     4)     Dreyfus Asset Allocation Fund, Inc.
     5)     Dreyfus Balanced Fund, Inc.
     6)     Dreyfus BASIC GNMA Fund
     7)     Dreyfus BASIC Money Market Fund, Inc.
     8)     Dreyfus BASIC Municipal Fund, Inc.
     9)     Dreyfus BASIC U.S. Government Money Market Fund
     10)    Dreyfus California Intermediate Municipal Bond Fund
     11)    Dreyfus California Tax Exempt Bond Fund, Inc.
     12)    Dreyfus California Tax Exempt Money Market Fund
     13)    Dreyfus Cash Management
     14)    Dreyfus Cash Management Plus, Inc.
     15)    Dreyfus Connecticut Intermediate Municipal Bond Fund
     16)    Dreyfus Connecticut Municipal Money Market Fund, Inc.
     17)    Dreyfus Florida Intermediate Municipal Bond Fund
     18)    Dreyfus Florida Municipal Money Market Fund
     19)    The Dreyfus Fund Incorporated
     20)    Dreyfus Global Bond Fund, Inc.
     21)    Dreyfus Global Growth Fund
     22)    Dreyfus GNMA Fund, Inc.
     23)    Dreyfus Government Cash Management Funds
     24)    Dreyfus Growth and Income Fund, Inc.
     25)    Dreyfus Growth and Value Funds, Inc.
     26)    Dreyfus Growth Opportunity Fund, Inc.
     27)    Dreyfus Debt and Equity Funds
     28)    Dreyfus Index Funds, Inc.
     29)    Dreyfus Institutional Money Market Fund
     30)    Dreyfus Institutional Preferred Money Market Fund
     31)    Dreyfus Institutional Short Term Treasury Fund
     32)    Dreyfus Insured Municipal Bond Fund, Inc.
     33)    Dreyfus Intermediate Municipal Bond Fund, Inc.
     34)    Dreyfus International Funds, Inc.
     35)    Dreyfus Investment Grade Bond Funds, Inc.
     36)    Dreyfus Investment Portfolios
     37)    The Dreyfus/Laurel Funds, Inc.
     38)    The Dreyfus/Laurel Funds Trust
     39)    The Dreyfus/Laurel Tax-Free Municipal Funds
     40)    Dreyfus LifeTime Portfolios, Inc.
     41)    Dreyfus Liquid Assets, Inc.
     42)    Dreyfus Massachusetts Intermediate Municipal Bond Fund
     43)    Dreyfus Massachusetts Municipal Money Market Fund
     44)    Dreyfus Massachusetts Tax Exempt Bond Fund
     45)    Dreyfus MidCap Index Fund
     46)    Dreyfus Money Market Instruments, Inc.
     47)    Dreyfus Municipal Bond Fund, Inc.
     48)    Dreyfus Municipal Cash Management Plus
     49)    Dreyfus Municipal Money Market Fund, Inc.
     50)    Dreyfus New Jersey Intermediate Municipal Bond Fund
     51)    Dreyfus New Jersey Municipal Bond Fund, Inc.
     52)    Dreyfus New Jersey Municipal Money Market Fund, Inc.
     53)    Dreyfus New Leaders Fund, Inc.
     54)    Dreyfus New York Insured Tax Exempt Bond Fund
     55)    Dreyfus New York Municipal Cash Management
     56)    Dreyfus New York Tax Exempt Bond Fund, Inc.
     57)    Dreyfus New York Tax Exempt Intermediate Bond Fund
     58)    Dreyfus New York Tax Exempt Money Market Fund
     59)    Dreyfus U.S. Treasury Intermediate Term Fund
     60)    Dreyfus U.S. Treasury Long Term Fund
     61)    Dreyfus 100% U.S. Treasury Money Market Fund
     62)    Dreyfus U.S. Treasury Short Term Fund
     63)    Dreyfus Pennsylvania Intermediate Municipal Bond Fund
     64)    Dreyfus Pennsylvania Municipal Money Market Fund
     65)    Dreyfus Premier California Municipal Bond Fund
     66)    Dreyfus Premier Equity Funds, Inc.
     67)    Dreyfus Premier International Funds, Inc.
     68)    Dreyfus Premier GNMA Fund
     69)    Dreyfus Premier Worldwide Growth Fund, Inc.
     70)    Dreyfus Premier Municipal Bond Fund
     71)    Dreyfus Premier New York Municipal Bond Fund
     72)    Dreyfus Premier State Municipal Bond Fund
     73)    Dreyfus Premier Value Fund
     74)    Dreyfus Short-Intermediate Government Fund
     75)    Dreyfus Short-Intermediate Municipal Bond Fund
     76)    The Dreyfus Socially Responsible Growth Fund, Inc.
     77)    Dreyfus Stock Index Fund, Inc.
     78)    Dreyfus Tax Exempt Cash Management
     79)    The Dreyfus Third Century Fund, Inc.
     80)    Dreyfus Treasury Cash Management
     81)    Dreyfus Treasury Prime Cash Management
     82)    Dreyfus Variable Investment Fund
     83)    Dreyfus Worldwide Dollar Money Market Fund, Inc.
     84)    Founders Funds, Inc.
     85)    General California Municipal Bond Fund, Inc.
     86)    General California Municipal Money Market Fund
     87)    General Government Securities Money Market Fund, Inc.
     88)    General Money Market Fund, Inc.
     89)    General Municipal Bond Fund, Inc.
     90)    General Municipal Money Market Funds, Inc.
     91)    General New York Municipal Bond Fund, Inc.
     92)    General New York Municipal Money Market Fund

(b)
                                                           Positions and
Name and principal       Positions and offices with        offices with
business address         the Distributor                   Registrant
__________________       ___________________________       _____________

Marie E. Connolly+       Director, President, Chief        President and
                         Executive Officer and Chief       Treasurer
                         Compliance Officer

Joseph F. Tower, III+    Director, Senior Vice President,  Vice President
                         Treasurer and Chief Financial     and Assistant
                         Officer                           Treasurer

Mary A. Nelson+          Vice President                    Vice President
                                                           and Assistant
                                                           Treasurer

Jean M. O'Leary+         Assistant Vice President,         None
                         Assistant Secretary and
                         Assistant Clerk

William J. Nutt+         Chairman of the Board             None




Patrick W. McKeon+       Vice President                    None

Joseph A. Vignone+       Vice President                    None


________________________________
 + Principal business address is 60 State Street, Boston, Massachusetts 02109. ++ Principal business address is 200 Park Avenue, New York, New York 10166.

Item 28.   Location of Accounts and Records
_______    ________________________________

           1. First Data Investor Services Group, Inc., a subsidiary of First Data Corporation
               P.O. Box 9671
               Providence, Rhode Island 02940-9671

           2.  Mellon Bank, N.A.
               One Mellon Bank Center
               Pittsburgh, Pennsylvania 15258

           3.  Dreyfus Transfer, Inc.
               P.O. Box 9671
               Providence, Rhode Island 02940-9671

           4.  The Dreyfus Corporation
               200 Park Avenue
               New York, New York 10166

Item 29.   Management Services
_______    ___________________

           Not Applicable

Item 30.   Undertakings
_______    ____________

           None


                                 SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 26th day of April, 1999.


                    DREYFUS LIQUID ASSETS, INC.


              BY:  /s/Marie E. Connolly*
                   __________________________________________
                   Marie E. Connolly, PRESIDENT

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signatures                     Title                           Date
__________________________      _______________________________    _________


/s/Marie E. Connolly*           President and Treasurer             04/26/99
______________________________  (Principal Executive
Marie E. Connolly               Officer)


/s/Joseph F. Tower, III         Assistant Treasurer                 04/26/99
______________________________  (Principal Financial and
Joseph F.  Tower, III            Accounting Officer)


/s/Joseph S. DiMartino*         Chairman of the Board               04/26/99
_____________________________
Joseph S. DiMartino


/s/Lucy Wilson Benson*          Board Member                        04/26/99
______________________________
Lucy Wilson Benson


/s/David W. Burke*              Board Member                        04/26/99
_____________________________
David W. Burke


/s/Martin D. Fife*              Board Member                        04/26/99
_____________________________
Martin D. Fife


/s/Whitney I. Gerard*           Board Member                        04/26/99
_____________________________
Whitney I. Gerard


/s/Arthur A. Hartman*           Board Member                        04/26/99
_____________________________
Arthur A. Hartman


/s/George L. Perry*             Board Member                        04/26/99
_____________________________
George L. Perry


/s/Paul D. Wolfowitz*           Board Member                        04/26/99
_____________________________
Paul D. Wolfowitz


*BY:     /s/Stephanie D. Pierce
         __________________________
         Stephanie D. Pierce,
         Attorney-in-Fact



         DREYFUS LIQUID ASSETS, INC.
             INDEX OF EXHIBITS



(11) Consent of Independent Auditors